Related Parties Balances and Transactions (Details) $ in Millions	Apr. 01, 2024 USD ($)
Related Party Transaction [Line Items]
Loan agreement borrow	$ 3.5
Grandsky Phoenix Limited [Member]
Related Party Transaction [Line Items]
Loan term	1 year